Employee Benefit Plans (Net Periodic Pension Cost Of The Defined Benefit Plan) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Interest cost	$ 635	$ 650	$ 674
Expected return on plan assets	(810)	(811)	(812)
Net amortization and deferral	696	547	370
Net Periodic Pension Cost	$ 521	$ 386	$ 232